UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	26 Fitzwilliam Place
         		Dublin 2
         		Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6616433
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    November 08, 2002
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:   	49
Form 13F Information Table Value Total:   	$6,001,419
List of Other Included Managers:
 No.  13F File Number     Name

 None

NAME OF ISSUER             TITLE OF CLASS     CUSIP   VALUE     SHARES/   SH/PRN  PUT/CAINVESTMENTOTHER   VOTING AUTHORITY
                                                      (x$000)   PRN AMT                 DISCRETIONMANAGERS  SOLE  SHARED NONE
Riverdeep Group Plc        ADR             76870Q109       236       37085   SH            SOLE              37085
Trinity Biotech Plc        Sponsored ADR   896438108       349      356557   SH            SOLE             356557
Elan Plc                   ADR             284131208       226      112502   SH            SOLE             112502
Iona Technologies Plc      Sponsored ADR   46206P109      2070     1014836   SH            SOLE            1014836
ICON Pub Ltd Co            Sponsored ADR   45103T107      2225      104302   SH            SOLE             104302
Posco                      Sponsored ADR   693483109    123227     5682347   SH            SOLE            5682347
Kookmin Bk New             Sponsored ADR   50049M109    169168     4641239   SH            SOLE            4641239
PPG Inds Inc               Com             693506107    119419     2671265   SH            SOLE            2671265
Dover Corp                 Com             260003108    143064     5640232   SH            SOLE            5640232
Procter & Gamble Co        Com             742718109       256        2870   SH            SOLE               2870
Exxon Mobil Corp           Com             30231G102       388       12163   SH            SOLE              12163
Coca Cola Co               Com             191216100       286        5971   SH            SOLE               5971
Sysco Corp                 Com             871829107    376258    13264862   SH            SOLE           13264862
Wal Mart Stores Inc        Com             931142103       522       10589   SH            SOLE              10589
Johnson & Johnson          Com             478160104    536782     9948690   SH            SOLE            9948690
American Intl Group Inc    Com             026874107       272        4986   SH            SOLE               4986
Analog Devices Inc         Com             032654105     43232     2192835   SH            SOLE            2192835
Becton Dickinson & Co      Com             075887109    145071     5112624   SH            SOLE            5112624
Verizon Communications     Com             92343V104     31708     1157632   SH            SOLE            1157632
J P Morgan Chase & Co      Com             46625H100    134566     7086153   SH            SOLE            7086153
Cisco Sys Inc              Com             17275R102       127       12101   SH            SOLE              12101
Citigroup Inc              Com             172967101    104873     3543011   SH            SOLE            3543011
Donnelley R R & Sons Co    Com             257867101    118696     5051977   SH            SOLE            5051977
Engelhard Corp             Com             292845104     94569     3974329   SH            SOLE            3974329
Fastenal Co                Com             311900104     63690     2018394   SH            SOLE            2018394
Federal Natl Mtg Assn      Com             313586109    352119     5914984   SH            SOLE            5914984
Gannett Inc                Com             364730101    565959     7841489   SH            SOLE            7841489
General Dynamics Corp      Com             369550108    201164     2472972   SH            SOLE            2472972
General Elec Co            Com             369604103       474       19344   SH            SOLE              19344
Home Depot Inc             Com             437076102    110104     4217722   SH            SOLE            4217722
Illinois Tool Wks Inc      Com             452308109    220986     3781086   SH            SOLE            3781086
Intel Corp                 Com             458140100       150       10808   SH            SOLE              10808
International Business MachCom             459200101    170844     2930184   SH            SOLE            2930184
Johnson Ctls Inc           Com             478366107    216310     2815992   SH            SOLE            2815992
Leggett & Platt Inc        Com             524660107    105059     5322123   SH            SOLE            5322123
MBIA Inc                   Com             55262C100    141191     3530209   SH            SOLE            3530209
Masco Corp                 Com             574599106    114892     5905527   SH            SOLE            5905527
Metlife Inc                Com             59156R108     80980     3569762   SH            SOLE            3569762
Microsoft Corp             Com             594918104    201960     4617286   SH            SOLE            4617286
Wells Fargo & Co New       Com             949746101    301606     6267146   SH            SOLE            6267146
Pfizer Inc                 Com             717081103    218369     7529975   SH            SOLE            7529975
Philip Morris Cos Inc      Com             718154107    473912    12223681   SH            SOLE           12223681
Sherwin Williams Co        Com             824348106    145481     6157946   SH            SOLE            6157946
SPDR                       Unit Ser 1      78462F103       417        5100   SH            SOLE               5100
Tellabs Inc                Com             879664100     24140     5945800   SH            SOLE            5945800
Jones Apparel Group Inc    Com             480074103     90845     2961544   SH            SOLE            2961544
Solectron Corp             Com             834182107     16384     7764713   SH            SOLE            7764713
Teleflex Inc               Com             879369106     36093      791776   SH            SOLE             791776
Smufit-Stone Container CorpCom             832727101       700       55639   SH            SOLE              55639
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